Share-based Payment Arrangements (Details Textual) $ / shares in Units, $ in Thousands					1 Months Ended						12 Months Ended
	Nov. 20, 2018 USD ($) $ / shares shares	Jan. 03, 2018 USD ($) shares	Aug. 15, 2017 USD ($) Consultants $ / shares shares	Aug. 01, 2017 USD ($) $ / shares shares	Aug. 31, 2017	Jun. 30, 2017 shares	Jun. 30, 2016 USD ($) $ / shares shares	May 31, 2016 shares	May 22, 2016	Nov. 25, 2015	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Jan. 03, 2017 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares approved											16,009,000	11,222,000	7,662,000	153,237,000	3,888,000	5,972,000
Vesting period									3 years
Exercise period					7 years
Fair value expense | $												$ 2,196
Options exercise price | $ / shares							$ 4.07
Fair value of options and grants measured | $												$ 2,071
Additional ordinary shares						1,900,000
Weighted average remaining contractual life											5 years 3 months 15 days	7 years 2 months 12 days	7 years 8 months 12 days
Key management personnel, description												The Company recorded an expense of USD 719 thousand USD (2017 - 2,196 thousand), of which USD 660 thousand (2017 - USD 1,905 thousand) are to key management personnel.
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercise price | $ / shares											$ 4.39	$ 7.01	$ 4.07
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercise price | $ / shares											$ 1.59	$ 1.84	$ 4.04
May 22, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Exercise period			7 years
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period										3 years
Fully vested grant			28,000
Fair value of options and grants measured | $			$ 76
RSUs [Member] | November 25, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Exercise period			7 years
Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant			8,000
Fair value of options and grants measured | $			$ 15
Board of Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercise price | $ / shares				$ 1.85
Fair value of options and grants measured | $							$ 680
Number of grant option shares							123,438
Board of Directors [Member] | RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares approved			348,000	12,161,000
Additional number of shares issued			42,000
Board of Directors [Member] | Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares approved			580,000	8,790,000
Additional number of shares issued			16,000
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of grant option shares							297,874	297,874
Term of vesting share options							8 years	8 years
Chairman of Board of Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercise price | $ / shares			$ 4.39				$ 4.04
Number of grant option shares							364,069	364,069
Term of vesting share options							3 years
Number of consultants | Consultants			2
Service Provider [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Exercise period			7 years
Options exercise price | $ / shares			$ 1.84
Number of grant option shares							364,069	364,069
Number of consultants | Consultants			1
Service Provider [Member] | RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant			9,000
Fair value of options and grants measured | $			$ 32
Service Provider [Member] | Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant			29,000
Fair value of options and grants measured | $			$ 31
Directors and Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Exercise period				7 years
Directors and Officers [Member] | RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant				22,000
Fair value of options and grants measured | $				$ 1,326
Directors and Officers [Member] | Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant				20,000
Fair value of options and grants measured | $				$ 592
Chief Executives Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of grant option shares							364,069	364,069
Chief Financials Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of grant option shares							364,069	364,069
Senior Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of grant option shares							364,069	364,069
Offeree [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Exercise period	5 years
Options exercise price | $ / shares	$ 1.59
Fair value of options and grants measured | $	$ 127
Offeree [Member] | RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fully vested grant	34,825
Fair value of options and grants measured | $	$ 71
Two Executives [Member] | RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares approved	59,720
Two Executives [Member] | Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares approved	159,759
TyrNovo [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period		7 years
Key management personnel | $											$ 431
Fair value of options and grants measured | $		$ 431
Number of grant option shares		1,170
Share-based compensation expense | $											$ 402